Related Parties - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) squareFeet agreement	Dec. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Lease liabilities	$ 137,999,000	$ 112,137,000
Loans to related parties	$ 0	$ 0
Klettagarðar 6 ehf.
Disclosure of transactions between related parties [line items]
Operating leases, area of land | squareFeet	18,500
Lease liabilities	$ 8,700,000
April 2023 Lease Facility | Fasteignafelagid Eyjolfur hf.
Disclosure of transactions between related parties [line items]
Operating lease remaining lease term	13 years
Operating leases, area of land | squareFeet	140,000
Lease liabilities	$ 96,300,000
April 2024 Lease Facility | Flóki Fasteignir ehf.
Disclosure of transactions between related parties [line items]
Operating lease remaining lease term	10 years
Lease liabilities	$ 7,600,000
Number of lease agreements entered into | agreement	19